SUPPLEMENT

DATED JUNE 14, 2013 TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD BALANCED ALLOCATION FUND

THE HARTFORD BALANCED FUND

THE HARTFORD BALANCED INCOME FUND

THE HARTFORD CAPITAL APPRECIATION FUND

THE HARTFORD CAPITAL APPRECIATION II FUND

THE HARTFORD CHECKS AND BALANCES FUND

THE HARTFORD CONSERVATIVE ALLOCATION FUND

THE HARTFORD DISCIPLINED EQUITY FUND

THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

THE HARTFORD DIVIDEND AND GROWTH FUND

THE HARTFORD EMERGING MARKETS RESEARCH FUND

THE HARTFORD EQUITY INCOME FUND

THE HARTFORD FLOATING RATE FUND

THE HARTFORD FLOATING RATE HIGH INCOME FUND

THE HARTFORD GLOBAL ALL-ASSET FUND

THE HARTFORD GLOBAL GROWTH FUND

THE HARTFORD GLOBAL REAL ASSET FUND

THE HARTFORD GLOBAL RESEARCH FUND

THE HARTFORD GROWTH ALLOCATION FUND

THE HARTFORD HEALTHCARE FUND

THE HARTFORD HIGH YIELD FUND

THE HARTFORD INFLATION PLUS FUND

THE HARTFORD INTERNATIONAL GROWTH FUND

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

THE HARTFORD INTERNATIONAL VALUE FUND

THE HARTFORD MIDCAP FUND

THE HARTFORD MIDCAP VALUE FUND

THE HARTFORD MONEY MARKET FUND

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND

THE HARTFORD SHORT DURATION FUND

THE HARTFORD SMALL COMPANY FUND

THE HARTFORD SMALL/MID CAP EQUITY FUND

THE HARTFORD STRATEGIC INCOME FUND

THE HARTFORD TARGET RETIREMENT 2010 FUND

THE HARTFORD TARGET RETIREMENT 2015 FUND

THE HARTFORD TARGET RETIREMENT 2020 FUND

THE HARTFORD TARGET RETIREMENT 2025 FUND

THE HARTFORD TARGET RETIREMENT 2030 FUND

THE HARTFORD TARGET RETIREMENT 2035 FUND

THE HARTFORD TARGET RETIREMENT 2040 FUND

THE HARTFORD TARGET RETIREMENT 2045 FUND

THE HARTFORD TARGET RETIREMENT 2050 FUND

THE HARTFORD TOTAL RETURN BOND FUND

THE HARTFORD UNCONSTRAINED BOND FUND

THE HARTFORD VALUE FUND

THE HARTFORD WORLD BOND FUND

THE HARTFORD GROWTH FUND

THE HARTFORD GROWTH OPPORTUNITIES FUND

THE HARTFORD MUNICIPAL REAL RETURN FUND

THE HARTFORD SMALLCAP GROWTH FUND

THE HARTFORD VALUE OPPORTUNITIES FUND

EACH PROSPECTUS DATED MARCH 1, 2013

THE HARTFORD EMERGING MARKETS LOCAL DEBT FUND

PROSPECTUS DATED MARCH 1, 2013, AS LAST SUPPLEMENTED APRIL 12, 2013

THE HARTFORD GLOBAL ALPHA FUND

PROSPECTUS DATED DECEMBER 14, 2012, AS LAST SUPPLEMENTED FEBRUARY 28, 2013

THE HARTFORD QUALITY BOND FUND

PROSPECTUS DATED NOVEMBER 30, 2012, AS LAST SUPPLEMENTED FEBRUARY 28, 2013

(EACH OF THE ABOVE IS A SERIES OF THE HARTFORD MUTUAL FUNDS, INC. OR THE HARTFORD MUTUAL FUNDS II, INC. AND, COLLECTIVELY, THE ABOVE ARE REFERRED TO HEREIN AS THE “FUNDS”)

Effective immediately, Hartford Investment Financial Services, LLC (“HIFSCO”), the Funds’ principal underwriter, has changed its name to Hartford Funds Distributors, LLC (“HFD”).  Accordingly, all references to Hartford Investment Financial Services, LLC and HIFSCO in the above referenced Prospectuses are replaced with Hartford Funds Distributors, LLC and HFD, respectively.

This Supplement should be retained with your Prospectus for future reference.

HV-7172	June 2013

SUPPLEMENT

DATED JUNE 14, 2013 TO THE FOLLOWING STATEMENTS OF ADDITIONAL INFORMATION:

COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED

MARCH 1, 2013, AS LAST SUPPLEMENTED MAY 8, 2013

FOR THE HARTFORD MUTUAL FUNDS, INC. AND

THE HARTFORD MUTUAL FUNDS II, INC.

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 30, 2012, AS LAST SUPPLEMENTED MAY 8, 2013

FOR THE HARTFORD QUALITY BOND FUND

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 14, 2012, AS LAST SUPPLEMENTED MAY 8, 2013

FOR THE HARTFORD GLOBAL ALPHA FUND

(COLLECTIVELY, THE FUNDS TO WHICH THE STATEMENTS OF ADDITIONAL INFORMATION RELATE ARE REFERRED TO HEREIN AS THE “FUNDS”)

Effective immediately, Hartford Investment Financial Services, LLC (“HIFSCO”), the Funds’ principal underwriter, has changed its name to Hartford Funds Distributors, LLC (“HFD”).  Accordingly, all references to Hartford Investment Financial Services, LLC and HIFSCO in the above referenced Statements of Additional Information are replaced with Hartford Funds Distributors, LLC and HFD, respectively.

This Supplement should be retained with your Statement of Additional Information for future reference.

June 2013